UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Opportunity Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2010 to April 30, 2011

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2011
(unaudited)

■  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.25% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2011; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report
April 30, 2011 (unaudited)

May 23, 2011

Dear Shareholder:

Performance Summary
11/1/10 – 4/30/11

Fund & Benchmark	Performance
Common Class[1]	7.03%
Class A1,2	7.02%
Class B1,2	6.71%
Class C1,2	6.71%
Bank of America Merrill Lynch US High Yield Master II Constrained Index[3]	6.16%

Performance shown for the Fund's Class A, Class B and Class C shares does not reflect sales charges, which are a maximum of 4.75%, 4.00% and 1.00%, respectively.2

Market Review: Record issuance continues into 2011

The six-month period ended April 30, 2011 was a positive one for fixed income. The high yield bond market posted gains, remaining relatively resilient despite volatility related to the events in Japan and continued unrest in the Middle East. The Bank of America Merrill Lynch US High Yield Master II Constrained Index, the Fund's benchmark, returned 6.16% for the period. Additionally, high yield spreads tightened by 1.21% versus Treasuries to end the period at +501 basis points, while yields for high yield bonds ended the period at 6.79% — a decrease of 0.55%.

Lower-rated classes continued to outperform during the period with the most aggressive CC-rated securities returning 23.35%, followed by CCC-rated securities, rising 9.63%. In contrast, BB-rated securities underperformed, returning 4.45%, while B-rated securities performed generally in-line with the Index, gaining 6.26%.

The par-weighted high yield bond default rate, as defined by JPMorgan, has remained largely unchanged in the past six months and ended the period at 0.80% — well below the 25-year average of 4.3%. The percentage of "distressed" securities, defined as those trading at spreads of more than 1,000 basis points over Treasuries, fell steadily throughout 2010 and has continued to decrease in 2011, ending April at 4.5% (the long-term average level has been 15%).

High yield mutual funds, according to Lipper, continued to experience inflows, gathering nearly $8 billion in additional assets during the period, while new issuance was also above average. In fact, according to BofA Merrill Lynch,

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2011 (unaudited)

April was the eighth time in the past 13 months that high yield issuance was over $30 billion. Year-to-date, new issuance has reached $141 billion. For 2009 and 2010, 60% of the high yield new issues were used for refinancing purposes. In 2011, this trend is continuing with approximately 54% of issues being used for refinancing.

Strategic Review and Outlook: Cautiously optimistic going forward

For the semiannual period ended April 30, 2011, the Fund outperformed the benchmark. This was due, in part, to superior security selection in — and an overweight to — the gaming sector, which contributed positively to returns. Additionally, the Fund benefited from security selection in the leisure and forestry/paper sectors. In contrast, security selection in software/services hurt relative returns. From a ratings perspective, superior security selection in B-rated bonds and an underweight to BB-rated securities helped performance.

As noted, new issuance in the high yield markets remains at record levels, allowing us to look for opportunities in bonds that are more senior in the capital structure and priced at attractive yields. Portfolio exposures remain defensive, with overweights to B-rated bonds with the best risk-return profiles and underweights to more aggressive CC-rated bonds. We are focusing on securities with less interest rate sensitivity and maintaining exposure to shorter duration bonds. We have a positive view on the energy, technology, cable, and broadcast sectors, but remain cautious with respect to consumer-driven industries where asset quality is low.

Record new issuance in debt markets has continued to provide a broad selection of non-investment grade issuers with the capital necessary to refinance and extend debt maturities. The improved liquidity, combined with a stabilizing fundamental backdrop, has significantly decreased expectations for upcoming defaults. Additionally, bond recovery rates, the price at which a defaulted security is trading one month post-default, have risen back to historical averages. Though fundamentals have improved for individual companies and technicals remain strong, we remain cautious amidst inconsistent economic trends, geopolitical turmoil, and the Federal Reserve's potential actions to address inflation.

We would also like to note that effective June 3, 2011, the Credit Suisse High Income Fund will change its name to the "Credit Suisse Floating Rate High Income Fund." While the fund's strategy will continue to focus on generating income from investing in the debt of non-investment grade companies, the portfolio will emphasize the senior secured loan asset class rather than high yield

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2011 (unaudited)

bonds. For further information regarding this change, please refer to the Supplement to the Prospectus filed with the SEC on April 4, 2011.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Wing Chan
David H. Lerner

Senior secured floating rate loans ("Senior Loans") are subject to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2011 (unaudited)

Average Annual Returns as of March 31, 20111

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	15.30%	7.74%	7.78%	7.44%	08/01/00
Class A Without Sales Charge	14.97%	7.49%	7.60%	6.85%	03/08/99
Class A With Maximum Sales Charge	9.57%	6.44%	7.08%	6.42%	03/08/99
Class B Without CDSC	14.04%	6.67%	6.77%	6.02%	03/08/99
Class B With CDSC	10.04%	6.67%	6.77%	6.02%	03/08/99
Class C Without CDSC	14.04%	6.66%	6.78%	6.18%	02/28/00
Class C With CDSC	13.04%	6.66%	6.78%	6.18%	02/28/00

Average Annual Returns as of April 30, 20111

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	14.12%	7.83%	7.90%	7.50%	08/01/00
Class A Without Sales Charge	13.79%	7.54%	7.72%	6.91%	03/08/99
Class A With Maximum Sales Charge	8.36%	6.50%	7.20%	6.48%	03/08/99
Class B Without CDSC	13.04%	6.75%	6.90%	6.08%	03/08/99
Class B With CDSC	9.04%	6.75%	6.90%	6.08%	03/08/99
Class C Without CDSC	13.03%	6.75%	6.91%	6.25%	02/28/00
Class C With CDSC	12.03%	6.75%	6.91%	6.25%	02/28/00

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.38% for Common Class shares, 1.63% for Class A shares, 2.40% for Class B shares and 2.39% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Common Class shares, 0.95% for Class A shares, 1.70% for Class B shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2011 (unaudited)

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 1.88%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 2.71%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 5.71%.

3  The Bank of America Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2011 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2011.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2011 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2011

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,070.30	$1,070.20	$1,067.10	$1,067.10
Expenses Paid per $1,000*	$3.59	$4.88	$8.71	$8.71
Hypothetical 5% Fund Return
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,021.32	$1,020.08	$1,016.36	$1,016.36
Expenses Paid per $1,000*	$3.51	$4.76	$8.50	$8.50
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2011 (unaudited)

Credit Quality Breakdown*

Ratings S&P
BBB	2.4%
BB	26.8%
B	43.1%
CCC	9.2%
CC	0.2%
D	1.2%
NR	8.1%
Subtotal	91.0%
Equity and Other	1.0%
Short-Term Investment	8.0%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (85.9%)
Aerospace & Defense (0.8%)
$350	Huntington Ingalls Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/15 @ $103.44)‡	(B+, Ba3)	03/15/18	6.875	$370,125
250	Spirit Aerosystems, Inc., Global Company Guaranteed Notes (Callable 10/01/13 @ $103.75)	(BB-, Ba3)	10/01/17	7.500	272,500
					642,625
Auto Parts & Equipment (1.3%)
125	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63)‡§	(BB-, Ba2)	01/15/17	9.250	140,313
175	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)§	(B-, B3)	03/01/17	7.875	180,688
225	Meritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)	(CCC+, B3)	03/15/18	10.625	255,937
275	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $104.75)‡	(B+, B3)	10/15/17	9.500	306,625
150	Uncle Acquisition 2010 Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ $104.31)‡	(CCC+, B3)	02/15/19	8.625	160,125
					1,043,688
Automotive (0.4%)
325	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/11 @ $101.67)	(CCC, Caa1)	08/15/14	10.000	334,344
Beverages (0.5%)
400	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/12 @ $104.81)‡	(B-, Caa1)	10/01/14	9.625	423,000
Building & Construction (0.6%)
221	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	134,258
200	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(CCC-, Caa2)	01/15/16	6.250	148,000
75	William Lyon Homes, Inc., Global Company Guaranteed Notes§	(CC, Caa3)	12/15/12	7.625	49,125
275	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $100.00)	(CC, Caa3)	02/15/14	7.500	152,625
					484,008
Building Materials (2.4%)
325	Associated Materials LLC, Rule 144A, Senior Secured Notes (Callable 11/01/13 @ $106.84)‡§	(B, B3)	11/01/17	9.125	350,594
350	Building Materials Corp. of America, Rule 144A, Company Guaranteed Notes (Callable 03/15/15 @ $103.75)‡	(BB+, Ba3)	03/15/20	7.500	372,312
600	Calcipar SA, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44)‡	(BB-, B1)	05/01/18	6.875	618,000

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Building Materials
$300	Headwaters, Inc., Rule 144A, Secured Notes (Callable 04/01/15 @ $103.81)‡	(B+, B2)	04/01/19	7.625	$306,750
275	Norcraft Finance Corp., Global Senior Secured Notes (Callable 12/15/12 @ $105.25)	(B-, B2)	12/15/15	10.500	297,000
					1,944,656
Chemicals (5.5%)
325	Ferro Corp., Senior Unsecured Notes (Callable 08/15/14 @ $103.94)	(B+, B2)	08/15/18	7.875	349,375
175	Huntsman International LLC, Rule 144A, Company Guaranteed Notes (Callable 09/15/15 @ $104.31)‡§	(B-, B3)	03/15/21	8.625	197,313
200	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $104.50)‡	(B, B1)	05/15/15	9.000	220,000
525	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/12 @ $102.83)‡§	(CCC, Caa2)	02/15/16	8.500	546,000
325	Koppers, Inc., Global Company Guaranteed Notes (Callable 12/01/14 @ $103.94)	(B+, B1)	12/01/19	7.875	355,875
179	Lyondell Chemical Co., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.00)‡	(BB+, Ba2)	11/01/17	8.000	200,033
231	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $106.25)	(CCC, B2)	06/15/14	12.500	257,276
75	Nalco Co., Global Senior Notes (Callable 05/15/13 @ $104.13)	(BB-, Ba2)	05/15/17	8.250	82,031
550	Omnova Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/14 @ $103.94)‡	(B-, B2)	11/01/18	7.875	566,500
425	Polymer Group, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/15 @ $103.88)‡	(B, B1)	02/01/19	7.750	444,125
250	Polypore International, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/13 @ $105.63)‡	(B-, B3)	11/15/17	7.500	266,094
650	Solutia, Inc., Company Guaranteed Notes (Callable 11/01/13 @ $104.38)	(BB-, B1)	11/01/17	8.750	722,312
275	TPC Group LLC, Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $106.19)‡	(B+, B1)	10/01/17	8.250	296,312
					4,503,246
Computer Hardware (2.8%)
400	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	422,500
200	Brocade Communications Systems, Inc., Global Senior Secured Notes (Callable 01/15/13 @ $103.31)§	(BBB-, Ba2)	01/15/18	6.625	213,000
357	Brocade Communications Systems, Inc., Global Senior Secured Notes (Callable 01/15/15 @ $103.44)	(BBB-, Ba2)	01/15/20	6.875	390,022
500	Seagate HDD Cayman, Rule 144A, Company Guaranteed Notes (Callable 05/01/15 @ $103.44)‡	(BB+, Ba1)	05/01/20	6.875	510,000
700	Spansion LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/13 @ $103.94)‡	(B, B3)	11/15/17	7.875	721,000
					2,256,522

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Consumer Products (2.0%)
$175	Boart Longyear Management Pty, Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ $103.50)‡	(BB-, Ba2)	04/01/21	7.000	$182,000
450	NBTY, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/14 @ $104.50)‡	(B, B3)	10/01/18	9.000	492,750
350	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.13)	(B, B3)	04/01/18	8.250	375,375
175	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.13)‡	(B, NR)	04/01/18	8.250	187,687
350	Spectrum Brands Holdings, Inc., Rule 144A, Secured Notes (Callable 06/15/14 @ $104.75)‡	(B, B2)	06/15/18	9.500	392,875
					1,630,687
Consumer/Commercial/Lease Financing (2.5%)
643	AWAS Aviation Capital, Ltd., Rule 144A, Senior Secured Notes (Callable 10/18/13 @ $103.50)‡	(BBB-, Ba2)	10/15/16	7.000	658,665
38	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)§	(B+, B2)	05/01/13	7.000	39,028
184	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B2)	05/01/15	7.000	187,378
182	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B2)	05/01/16	7.000	184,128
255	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B2)	05/01/17	7.000	257,940
300	iPayment, Inc., Global Company Guaranteed Notes (Callable 05/15/11 @ $102.44)	(CCC, Caa1)	05/15/14	9.750	307,875
350	Provident Funding Associates, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $105.13)‡	(BB, Ba3)	04/15/17	10.250	392,000
					2,027,014
Department Stores (0.2%)
150	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/11 @ $103.46)	(B-, Caa2)	10/15/15	10.375	159,000
Diversified Capital Goods (2.7%)
150	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	155,438
200	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(B+, Ba2)	03/15/17	7.000	207,500
225	Belden, Inc., Global Notes (Callable 06/15/14 @ $104.63)	(B+, Ba2)	06/15/19	9.250	252,562
200	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14 @ $104.50)§	(B, B3)	02/15/18	9.000	212,500
350	Leucadia National Corp., Global Senior Unsecured Notes (Callable 03/15/12 @ $103.56)	(BB+, B1)	03/15/17	7.125	369,250
275	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)§	(CCC+, B3)	06/01/17	7.375	274,312

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Diversified Capital Goods
$250	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ $104.38)	(B+, B1)	09/01/20	8.750	$279,375
200	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $100.00)	(B-, B3)	12/15/13	8.625	203,000
225	TriMas Corp., Global Senior Secured Notes (Callable 12/15/13 @ $104.88)	(B-, B3)	12/15/17	9.750	248,625
					2,202,562
Electric - Generation (3.9%)
350	Calpine Corp., Rule 144A, Senior Secured Notes (Callable 07/31/15 @ $103.94)‡	(B+, B1)	07/31/20	7.875	378,875
125	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B3)	05/15/17	7.000	99,687
600	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B3)	05/15/19	7.200	472,500
500	Mirant Americas Generation LLC, Senior Unsecured Notes§	(BB-, B3)	10/01/21	8.500	528,750
89	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB-, Ba1)	06/30/17	9.125	97,940
400	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	419,500
100	NRG Energy, Inc., Company Guaranteed Notes (Callable 06/15/14 @ $104.25)§	(BB-, B1)	06/15/19	8.500	107,000
100	NRG Energy, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.13)	(BB-, B1)	09/01/20	8.250	105,750
1,125	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(D, Caa3)	11/01/15	10.250	731,250
375	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(D, Caa3)	11/01/15	10.250	241,875
					3,183,127
Electric - Integrated (0.7%)
25	The AES Corp., Global Senior Unsecured Notes	(BB, B1)	04/15/16	9.750	29,063
475	The AES Corp., Global Senior Unsecured Notes	(BB, B1)	10/15/17	8.000	518,937
					548,000
Electronics (0.7%)
275	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06)‡	(B-, B1)	03/15/18	10.125	313,844
225	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/12 @ $102.71)§	(B-, B2)	03/01/16	8.125	235,687
					549,531
Energy - Exploration & Production (8.5%)
200	Bill Barrett Corp., Company Guaranteed Notes (Callable 07/15/13 @ $104.94)§	(BB-, B1)	07/15/16	9.875	228,500

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Energy - Exploration & Production
$200	Comstock Resources, Inc., Company Guaranteed Notes (Callable 04/01/15 @ $103.88)	(B, B2)	04/01/19	7.750	$205,750
575	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)§	(B, B2)	10/15/17	8.375	609,500
200	Concho Resources, Inc., Company Guaranteed Notes (Callable 10/01/13 @ $104.31)	(BB, B3)	10/01/17	8.625	222,000
249	Denbury Resources, Inc., Company Guaranteed Notes (Callable 02/15/15 @ $104.13)	(BB-, B1)	02/15/20	8.250	278,880
200	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB-, B1)	03/01/16	9.750	226,500
525	Energy Partners, Ltd., Rule 144A, Senior Notes (Callable 02/15/15 @ $104.13)‡	(B-, Caa1)	02/15/18	8.250	523,687
250	Energy XXI Gulf Coast, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $104.63)‡	(B, Caa1)	12/15/17	9.250	273,125
400	EXCO Resources, Inc., Company Guaranteed Notes (Callable 09/15/14 @ $103.75)	(B, B3)	09/15/18	7.500	407,500
125	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(BB-, B1)	06/15/19	7.250	130,625
300	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/15 @ $103.88)‡§	(B, B2)	02/01/21	7.750	322,875
700	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/11 @ $105.94)	(B, Caa1)	11/15/14	11.875	769,125
350	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $107.88)‡	(BB-, B1)	12/01/17	10.500	397,250
325	Oasis Petroleum, Inc., Rule 144A, Senior Notes (Callable 02/01/15 @ $103.63)‡	(B-, Caa1)	02/01/19	7.250	329,063
225	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	256,500
350	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 08/15/14 @ $103.63)	(B+, B3)	08/15/18	7.250	373,625
525	Pioneer Natural Resources Co., Senior Unsecured Notes§	(BB+, Ba1)	01/15/20	7.500	597,552
150	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(B, Caa1)	02/01/17	8.625	157,500
200	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/11 @ $101.13)	(CCC+, Caa2)	12/15/14	6.750	200,500
325	Whiting Petroleum Corp., Global Company Guaranteed Notes§	(BB, Ba3)	02/01/14	7.000	351,000
					6,861,057
Environmental (1.0%)
275	Casella Waste Systems, Inc., Global Senior Secured Notes (Callable 07/15/12 @ $105.50)	(BB-, B2)	07/15/14	11.000	313,156
450	Darling International, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $104.25)‡	(BB-, B2)	12/15/18	8.500	492,750
					805,906

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Food & Drug Retailers (0.7%)
$325	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)	(CCC, Caa3)	12/15/15	9.375	$304,688
200	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)	(B+, B3)	06/12/16	9.750	226,250
					530,938
Food - Wholesale (1.7%)
750	Blue Merger Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/14 @ $103.81)‡	(B-, B3)	02/15/19	7.625	771,562
525	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)‡	(B+, B3)	05/15/15	11.250	569,625
					1,341,187
Forestry & Paper (1.5%)
399	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $101.19)	(B+, Caa1)	10/15/14	7.125	399,997
175	Cascades, Inc., Global Company Guaranteed Notes (Callable 12/15/13 @ $103.88)	(B+, Ba3)	12/15/17	7.750	187,688
275	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/12 @ $101.29)	(B, B2)	04/01/15	7.750	283,250
200	Stone & Webster, Inc.	(NR, NR)	07/01/12	8.375	5,250
250	Verso Paper, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/15 @ $104.38)‡§	(B, B2)	02/01/19	8.750	259,375
50	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)§	(CCC+, Caa1)	08/01/16	11.375	53,500
					1,189,060
Gaming (6.0%)
325	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $102.34)ø‡	(NR, NR)	12/15/14	9.375	120,250
550	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/11 @ $100.00)‡	(CCC+, Caa3)	08/01/13	8.000	551,375
197	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B3)	11/15/19	7.250	152,675
375	Chukchansi Economic Development Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/11 @ $100.00)‡	(B, B3)	11/15/13	8.000	301,875
210	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)ø‡	(NR, NR)	06/15/15	10.250	109
475	Great Canadian Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/12 @ $101.81)‡	(BB, B2)	02/15/15	7.250	488,062
500	Greektown Superholdings, Inc., Series B, Global Senior Secured Notes (Callable 01/01/13 @ $106.50)	(NR, NR)	07/01/15	13.000	566,875
219	Inn of the Mountain Gods Resort & Casino, Rule 144A, Senior Secured Notes (Callable 10/01/11 @ $103.00)‡	(NR, NR)	11/30/20	1.250	120,998
97	Inn of the Mountain Gods Resort & Casino, Rule 144A, Senior Secured Notes (Callable 10/01/11 @ $103.00)‡	(NR, NR)	11/30/20	8.750	96,030

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gaming
$450	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/11 @ $102.44)	(B-, Caa1)	06/15/14	9.750	$464,625
175	Majestic Star Casino Capital Corp., Senior Secured Notesø	(NR, NR)	10/15/10	9.500	93,625
450	MTR Gaming Group, Inc., Global Secured Notes (Callable 07/15/11 @ $106.31)	(B, B2)	07/15/14	12.625	479,250
200	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)	(B, Caa1)	08/15/17	10.750	222,000
275	Peninsula Gaming LLC, Global Senior Secured Notes (Callable 08/15/12 @ $104.19)§	(BB, Ba3)	08/15/15	8.375	295,625
475	Seminole Hard Rock Entertainment, Inc., Rule 144A, Senior Secured Notes#‡	(BB, B2)	03/15/14	2.810	466,687
175	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/11 @ $102.41)ø	(NR, NR)	12/15/14	9.625	88
425	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/11 @ $103.00)‡	(B+, B2)	11/15/15	9.000	427,656
					4,847,805
Gas Distribution (2.8%)
250	AmeriGas Eagle Finance Corp., Senior Unsecured Notes (Callable 05/20/11 @ $103.56)	(NR, Ba3)	05/20/16	7.125	260,625
100	El Paso Corp., Senior Unsecured Notes§	(BB-, Ba3)	06/01/18	7.250	113,149
950	Energy Transfer Equity LP, Company Guaranteed Notes	(BB-, Ba2)	10/15/20	7.500	1,045,000
350	Genesis Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $103.94)‡	(B+, B3)	12/15/18	7.875	356,125
250	Holly Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.13)‡	(B+, B1)	03/15/18	8.250	268,750
225	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B+, B1)	07/01/16	8.250	240,750
					2,284,399
Health Facilities (1.6%)
225	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/12 @ $102.33)§	(BB+, Ba2)	01/15/16	7.000	232,875
125	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ $103.75)	(BB+, Ba2)	02/15/20	7.500	134,062
275	Omega Healthcare Investors, Inc., Rule 144A, Senior Notes (Callable 10/15/15 @ $103.38)‡	(BB+, Ba2)	10/15/22	6.750	280,844
200	Radiation Therapy Services, Inc., Global Company Guaranteed Notes (Callable 04/15/14 @ $104.94)	(CCC+, B3)	04/15/17	9.875	205,000
175	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $100.00)#	(B+, B3)	06/01/15	3.834	170,844
50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	52,313
238	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)§	(B-, Caa1)	07/15/15	10.250	250,726
					1,326,664

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Health Services (1.6%)
$400	MPT Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/16 @ 103.44)‡	(BB, Ba2)	05/01/21	6.875	$404,000
225	Quintiles Transnational Corp., Rule 144A, Senior Notes (Callable 12/30/11 @ $102.00)‡	(B, B3)	12/30/14	9.500	231,188
150	Service Corp. International, Senior Unsecured Notes	(BB-, Ba3)	11/15/21	8.000	166,500
475	Warner Chilcott Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 09/15/14 @ $103.88)‡	(BB, B3)	09/15/18	7.750	502,906
					1,304,594
Integrated Energy (0.3%)
200	Covanta Holding Corp., Senior Unsecured Notes (Callable 12/01/15 @ $103.63)	(B, Ba3)	12/01/20	7.250	214,811
Leisure (1.1%)
350	UCDP Finance, Inc., Global Company Guaranteed Notes (Callable 11/15/12 @ $104.44)	(CCC+, B3)	11/15/15	8.875	386,750
500	Vail Resorts, Inc., Rule 144A, Senior Subordinated Notes (Callable 05/01/14 @ 104.88)‡	(BB, Ba3)	05/01/19	6.500	512,500
					899,250
Machinery (1.0%)
325	Altra Holdings, Inc., Global Senior Secured Notes (Callable 12/01/12 @ $106.09)	(B+, B1)	12/01/16	8.125	355,062
175	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)‡	(B+, B2)	09/01/14	10.875	191,844
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B, B3)	11/15/17	8.000	265,625
					812,531
Media - Broadcast (1.6%)
210	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/11 @ $102.63)	(CCC+, Caa2)	08/15/14	10.500	207,900
227	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/11 @ $101.44)§	(NR, B2)	09/15/14	8.625	233,810
250	LIN Television Corp., Global Company Guaranteed Notes (Callable 04/15/14 @ $104.19)§	(BB-, Ba3)	04/15/18	8.375	274,375
500	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ $104.44)	(B, B3)	04/15/17	8.875	548,750
					1,264,835
Media - Cable (5.6%)
550	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/12 @ $100.00)	(B-, B3)	01/15/14	9.375	561,687
125	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	136,875
292	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)	(B, B2)	11/30/16	13.500	354,024
100	CCO Holdings Capital Corp., Company Guaranteed Notes (Callable 01/15/14 @ $105.25)	(BB-, B1)	01/15/19	7.000	105,250

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Cable
$600	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/13 @ $105.91)§	(BB-, B1)	04/30/18	7.875	$653,250
350	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡	(B-, B3)	11/15/17	8.625	377,125
600	CSC Holdings LLC, Global Senior Unsecured Notes§	(BB, Ba3)	02/15/19	8.625	694,500
50	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	54,750
475	Insight Communications Co., Inc., Rule 144A, Senior Notes (Callable 07/15/13 @ $107.03)‡	(B-, B3)	07/15/18	9.375	533,188
150	Kabel Baden-Wurttemberg GmbH & Co. KG, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ $103.75)‡	(B+, B1)	03/15/19	7.500	154,500
50	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/11 @ $102.83)§	(B-, B3)	10/15/15	8.500	52,250
100	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22)‡	(BB-, B1)	12/01/17	8.125	156,520
175	Videotron Ltee, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.56)	(BB, Ba1)	04/15/18	9.125	196,875
175	Virgin Media Finance PLC, Company Guaranteed Notes (Callable 10/15/14 @ $104.44)	(BB-, Ba2)	10/15/19	8.875	331,297
200	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56)	(BB-, Ba2)	08/15/16	9.125	212,750
					4,574,841
Media - Diversified (1.3%)
750	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/11 @ $102.75)‡	(B, B1)	12/15/15	8.250	774,375
300	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/12 @ $102.58)	(B+, B1)	03/15/16	7.750	313,125
					1,087,500
Media - Services (1.6%)
50	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)§	(B, B2)	12/15/17	9.250	55,813
325	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B2)	12/15/17	9.250	363,187
150	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ $105.00)‡	(B-, Caa1)	08/15/18	10.000	160,125
162	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)§	(B+, B2)	05/01/16	11.500	192,375
275	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/12 @ $100.00)	(B-, B1)	04/15/14	7.375	276,375
200	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ $104.75)	(BB-, Ba2)	06/15/16	9.500	214,000
					1,261,875

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Metals & Mining - Excluding Steel (0.4%)
$371	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(CCC+, B2)	05/15/15	5.193	$362,688
150	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $102.25)ø	(NR, NR)	12/15/14	9.000	1
250	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(NR, NR)	12/15/16	10.000	50
					362,739
Oil Field Equipment & Services (3.9%)
250	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	265,000
36	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/11 @ $102.50)	(BB-, Ba3)	05/15/15	7.500	36,990
175	Edgen Murray Corp., Global Senior Secured Notes (Callable 01/15/13 @ $106.13)§	(B-, Caa3)	01/15/15	12.250	177,188
575	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ $103.56)‡	(BB, B2)	11/15/18	7.125	613,812
200	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(CCC+, B3)	01/15/16	9.500	213,000
100	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)	(B+, Ba3)	09/01/17	8.000	103,750
175	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/11 @ $101.02)§	(B+, Ba3)	12/01/14	6.125	177,625
325	Offshore Group Investments, Ltd., Global Senior Secured Notes (Callable 02/01/13 @ $108.63)	(B-, B3)	08/01/15	11.500	364,406
275	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.56)	(B+, B1)	04/01/18	9.125	305,938
340	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ $104.94)	(B, NR)	03/15/18	9.875	368,900
125	Pride International, Inc., Senior Unsecured Notes	(BBB-, Ba1)	06/15/19	8.500	157,261
200	SEACOR Holdings, Inc., Senior Unsecured Notes	(BBB-, Ba1)	10/01/19	7.375	216,496
175	Trinidad Drilling, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15 @ $103.94)‡	(BB-, B2)	01/15/19	7.875	186,375
					3,186,741
Oil Refining & Marketing (1.4%)
405	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/12 @ $106.75)‡	(BB, Ba3)	04/01/15	9.000	443,475
175	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 04/01/13 @ $108.16)‡	(BB-, B3)	04/01/17	10.875	200,375
175	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)	(BB+, Ba1)	06/01/19	9.750	199,937
300	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(B, B3)	06/15/14	10.750	325,500
					1,169,287

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Packaging (2.2%)
$225	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.69)‡	(BB-, Ba3)	10/15/17	7.375	$345,911
275	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ $104.13)§	(B, B1)	11/15/15	8.250	294,250
200	BWAY Parent Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/12 @ $105.00)‡	(CCC+, Caa1)	11/01/15	10.125	207,000
300	Clondalkin Acquisition BV, Rule 144A, Senior Secured Notes#‡	(B, B1)	12/15/13	2.310	293,250
75	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 01/01/14 @ $104.13)	(B-, Caa1)	01/01/17	8.250	81,750
100	Reynolds Group Issuer LLC, Rule 144A, Senior Notes (Callable 10/15/14 @ $104.50)‡	(B-, Caa1)	04/15/19	9.000	105,875
300	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $103.88)‡	(BB, Ba3)	10/15/16	7.750	319,500
100	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.56)‡	(BB, Ba3)	04/15/19	7.125	104,750
					1,752,286
Printing & Publishing (0.8%)
235	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	242,638
400	The Reader's Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ $104.00)#§	(B, B1)	02/15/17	9.500	422,000
					664,638
Railroads (0.2%)
160	RailAmerica, Inc., Global Senior Secured Notes (Callable 07/01/13 @ $104.63)	(BB, B1)	07/01/17	9.250	178,800
Real Estate Development & Management (0.5%)
425	Icahn Enterprises LP, Rule 144A, Senior Unsecured Notes#‡	(NR, NR)	08/15/13	4.000	406,725
Real Estate Investment Trusts (1.0%)
500	CNL Income Properties, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/15 @ $103.63)‡	(BB-, Ba3)	04/15/19	7.250	490,000
325	Sabra Capital Corp., Global Company Guaranteed Notes (Callable 11/01/14 @ $104.06)	(B, B2)	11/01/18	8.125	342,063
					832,063
Restaurants (0.9%)
325	CKE Restaurants, Inc., Global Senior Secured Notes (Callable 07/15/14 @ $105.69)§	(B-, B2)	07/15/18	11.375	364,000
350	Real Mex Restaurants, Inc., Global Secured Notes (Callable 07/01/11 @ $102.00)	(B-, B3)	01/01/13	14.000	360,500
					724,500

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Software/Services (1.6%)
$250	MEMC Electronic Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $105.81)‡	(BB, B1)	04/01/19	7.750	$260,938
275	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/11 @ $103.42)	(B-, Caa1)	08/15/15	10.250	289,437
150	SunGard Data Systems, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/13 @ $105.53)‡	(B, Caa1)	11/15/18	7.375	155,625
555	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $102.41)	(CCC+, Caa2)	02/15/15	9.625	561,244
					1,267,244
Steel Producers/Products (0.4%)
275	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	298,375
Support - Services (1.5%)
150	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88)‡	(B, B3)	03/15/17	9.750	161,625
50	ISS Financing PLC, Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.50)‡	(B, NR)	06/15/14	11.000	81,413
325	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19)‡	(B, Caa1)	04/15/15	12.250	338,812
400	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 10/15/13 @ $103.88)§	(B+, B1)	10/15/17	7.750	430,000
200	The Geo Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/16 @ $103.31)‡	(B+, B1)	02/15/21	6.625	200,500
					1,212,350
Telecom - Integrated/Services (0.8%)
150	ERC Ireland Finance, Ltd., Rule 144A, Senior Secured Notes#‡	(CCC-, Caa3)	08/15/16	6.093	81,227
100	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes#ø‡	(NR, NR)	01/15/15	6.034	250
225	Paetec Holding Corp., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)§	(CCC+, Caa1)	07/15/15	9.500	237,375
300	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 10/01/12 @ $104.00)	(BB-, Baa3)	10/01/15	8.000	330,750
					649,602
Telecom - Wireless (1.2%)
150	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)	(B+, Ba2)	05/15/16	7.750	160,875
250	GeoEye, Inc., Global Senior Secured Notes (Callable 10/01/13 @ $104.81)	(BB-, Ba3)	10/01/15	9.625	284,063
425	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88)‡	(BB-, B2)	07/15/17	11.750	553,018
					997,956

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecommunications Equipment (1.5%)
$500	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ $103.50)‡	(B, B1)	04/01/19	7.000	$497,500
225	CommScope, Inc., Rule 144A, Senior Notes (Callable 01/15/15 @ $104.13)‡	(B, B3)	01/15/19	8.250	237,938
500	Intelsat Jackson Holdings SA, Rule 144A, Company Guaranteed Notes (Callable 04/01/15 @ $103.63)‡	(B, B3)	04/01/19	7.250	510,937
					1,246,375
Textiles & Apparel (0.4%)
275	IT Holding Finance SA, Rule 144A, Company Guaranteed Notesø‡	(NR, NR)	11/15/12	9.875	10,241
300	Levi Strauss & Co., Global Senior Unsecured Notes (Callable 05/15/15 @ $103.81)§	(B+, B2)	05/15/20	7.625	303,750
					313,991
Theaters & Entertainment (1.3%)
200	AMC Entertainment Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/01/15 @ $104.88)‡	(CCC+, Caa1)	12/01/20	9.750	214,000
475	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/12 @ $100.00)	(CCC+, Caa1)	03/01/14	8.000	483,906
125	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)§	(B-, B1)	06/01/19	8.750	136,250
200	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14 @ $104.56)	(B-, B3)	08/15/18	9.125	215,500
					1,049,656
Transportation - Excluding Air/Rail (1.0%)
150	Navios Maritime Finance II US, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ $104.06)‡	(B+, B3)	02/15/19	8.125	152,250
350	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/11 @ $100.00)	(B+, B1)	12/15/13	8.500	357,437
275	Teekay Corp., Global Senior Unsecured Notes§	(BB, B1)	01/15/20	8.500	300,438
					810,125
TOTAL CORPORATE BONDS (Cost $66,659,208)					69,662,716
ASSET BACKED SECURITY (0.4%)
Collateralized Debt Obligation (0.4%)
500	Hewett's Island CDO, Ltd., Rule 144A#‡ (Cost $362,045)	(BBB+, Baa3)	06/09/19	1.110	373,746
BANK LOANS (5.7%)
Auto Loans (0.6%)
496	Capital Automotive LP	(NR, NR)	03/11/17	5.000	493,597
Building & Construction (0.6%)
500	LNR Property Corp.	(NR, NR)	04/29/16	4.750	502,500
Chemicals (0.5%)
400	American Rock Salt Co. LLC	(NR, NR)	04/25/17	5.500	402,752

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Electronics (0.6%)
$500	The TriZetto Group, Inc.	(NR, NR)	05/02/18	4.750	$497,500
Food - Wholesale (0.6%)
499	Burger King Holdings, Inc.	(NR, NR)	10/19/16	4.500	498,441
Gaming (0.6%)
500	CCM Merger, Inc.	(NR, NR)	03/01/17	7.000	506,095
Health Services (1.6%)
250	Drummers Investors LLC	(NR, NR)	05/04/18	5.000	247,500
500	Catalent Pharma Solutions, Inc.	(NR, NR)	04/10/14	2.461	486,355
500	Surgery Center Holdings, Inc.	(NR, NR)	02/06/17	6.500	504,375
					1,238,230
Media - Diversified (0.6%)
268	Flint Group Holdings Sarl	(NR, NR)	12/31/14	6.955	266,829
215	Flint Group Holdings Sarl	(NR, NR)	06/30/16	4.705	213,503
					480,332
TOTAL BANK LOANS (Cost $4,600,710)					4,619,447
Number of Shares
COMMON STOCKS (0.8%)
Automotive (0.0%)
588	Safelite Realty Corp.*^				0
Chemicals (0.3%)
9,785	Huntsman Corp.				204,017
Forestry & Paper (0.1%)
3,475	AbitibiBowater, Inc.*				92,852
265	Smurfit-Stone Container Corp.*§				10,197
					103,049
Leisure (0.4%)
4,750	Six Flags Entertainment Corp.*				325,517
Printing & Publishing (0.0%)
554	Dex One Corp.*§				2,327
355	SuperMedia, Inc.*§				1,825
					4,152
TOTAL COMMON STOCKS (Cost $695,061)					636,735
PREFERRED STOCK (0.2%)
Banks (0.2%)
151	Ally Financial, Inc., Rule 144A (Callable 12/31/11 @ $1,000) (Cost $27,634)‡				140,468
WARRANT (0.0%)
Printing & Publishing (0.0%)
1,673	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14 (Cost $0)*				4,810
SHORT-TERM INVESTMENTS (21.7%)
11,077,102	State Street Navigator Prime Portfolio, 0.25007%§§				11,077,102

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2011 (unaudited)

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENTS
$6,536	State Street Bank and Trust Co. Euro Time Deposit	05/02/11	0.010	$6,536,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,613,102)				17,613,102
TOTAL INVESTMENTS AT VALUE (114.7%) (Cost $89,957,760)				93,051,024
LIABILITIES IN EXCESS OF OTHER ASSETS (-14.7%)				(11,941,041)
NET ASSETS (100.0%)				$81,109,983

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities amounted to a value of $30,185,868 or 37.2% of net assets.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2011.

+  Step Bond — The interest rate is as of April 30, 2011 and will reset at a future date.

ø  Bond is currently in default.

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at April 30, 2011.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
April 30, 2011 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $11,077,102 (Cost $89,957,760) (Note 2)	$93,051,024[1]
Cash	137
Foreign currency at value (cost $370,590)	381,113
Interest receivable	1,506,016
Receivable for investments sold	907,294
Receivable for fund shares sold	162,048
Prepaid expenses and other assets	50,035
Total Assets	96,057,667
Liabilities
Advisory fee payable (Note 3)	13,754
Administrative services fee payable (Note 3)	17,895
Shareholder servicing/Distribution fee payable (Note 3)	22,749
Payable upon return of securities loaned (Note 2)	11,077,102
Payable for investments purchased	3,457,788
Dividend payable	138,169
Payable for fund shares redeemed	95,773
Unrealized depreciation on forward currency contracts (Note 2)	36,245
Trustees' fee payable	6,367
Other accrued expenses payable	81,842
Total Liabilities	14,947,684
Net Assets
Capital stock, $.001 par value (Note 6)	11,718
Paid-in capital (Note 6)	95,293,307
Accumulated net investment loss	(349,204)
Accumulated net realized loss on investments and foreign currency transactions	(16,914,438)
Net unrealized appreciation from investments and foreign currency translations	3,068,600
Net Assets	$81,109,983
Common Shares
Net assets	$35,764,526
Shares outstanding	5,181,078
Net asset value, offering price and redemption price per share	$6.90
A Shares
Net assets	$23,388,077
Shares outstanding	3,374,822
Net asset value and redemption price per share	$6.93
Maximum offering price per share (net asset value/(1-4.75%))	$7.28
B Shares
Net assets	$5,449,438
Shares outstanding	785,507
Net asset value and offering price per share	$6.94
C Shares
Net assets	$16,507,942
Shares outstanding	2,376,783
Net asset value and offering price per share	$6.95

1  Including $10,865,500 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2011 (unaudited)

Investment Income (Note 2)
Interest	$3,294,803
Dividends	8,281
Securities lending	30,334
Total investment income	3,333,418
Expenses
Investment advisory fees (Note 3)	268,461
Administrative services fees (Note 3)	71,771
Shareholder servicing/Distribution fees (Note 3)
Class A	26,599
Class B	32,096
Class C	82,422
Registration fees	37,495
Transfer agent fees	34,878
Printing fees (Note 3)	29,516
Custodian fees	26,201
Audit and tax fees	20,084
Trustees' fees	19,886
Legal fees	16,882
Insurance expense	1,614
Commitment fees (Note 4)	243
Interest expense (Note 4)	15
Miscellaneous expense	4,218
Total expenses	672,381
Less: fees waived (Note 3)	(262,180)
Net expenses	410,201
Net investment income	2,923,217
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	1,177,075
Net realized loss from foreign currency transactions	(33,208)
Net change in unrealized appreciation (depreciation) from investments	1,148,376
Net change in unrealized appreciation (depreciation) from foreign currency translations	(37,654)
Net realized and unrealized gain from investments and foreign currency related items	2,254,589
Net increase in net assets resulting from operations	$5,177,806

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010
From Operations
Net investment income	$2,923,217	$4,086,587
Net realized gain from investments and foreign currency transactions	1,143,867	8,950
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	1,110,722	5,098,721
Net increase in net assets resulting from operations	5,177,806	9,194,258
From Dividends
Dividends from net investment income
Common Class shares	(1,358,940)	(464,552)
Class A shares	(857,874)	(2,048,684)
Class B shares	(232,934)	(555,873)
Class C shares	(595,184)	(1,393,826)
Net decrease in net assets resulting from dividends	(3,044,932)	(4,462,935)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	11,013,270	6,764,782
Exchange value of shares due to merger	—	28,998,037
Reinvestment of dividends	2,258,335	2,060,829
Net asset value of shares redeemed	(11,138,270)[1]	(13,045,834)[2]
Net increase in net assets from capital share transactions	2,133,335	24,777,814
Net increase in net assets	4,266,209	29,509,137
Net Assets
Beginning of period	76,843,774	47,334,637
End of period	$81,109,983	$76,843,774
Accumulated net investment loss	$(349,204)	$(227,489)

1  Net of $4,793 of redemption fees retained by the Fund.

2  Net of $3,586 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2011	For the Year Ended October 31,
	(unaudited)	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of period	$6.72	$6.24	$4.94	$7.66	$7.82	$7.95
INVESTMENT OPERATIONS
Net investment income[1]	0.27	0.56	0.54	0.60	0.63	0.62
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.19	0.50	1.36	(2.48)	(0.09)	0.11
Total from investment operations	0.46	1.06	1.90	(1.88)	0.54	0.73
REDEMPTION FEES	0.00[2]	0.00[2]	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.28)	(0.58)	(0.60)	(0.60)	(0.66)	(0.64)
Distributions from net realized gains	—	—	—	(0.24)	(0.04)	(0.22)
Total dividends and distributions	(0.28)	(0.58)	(0.60)	(0.84)	(0.70)	(0.86)
Net asset value, end of period	$6.90	$6.72	$6.24	$4.94	$7.66	$7.82
Total return[3]	7.03%	17.87%	41.87%	(26.98)%	7.02%	9.77%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$35,765	$31,374	$383	$310	$484	$530
Ratio of expenses to average net assets	0.70%[4]	0.72%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	7.98%[4]	8.48%	10.32%	8.98%	8.02%	8.01%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.68%[4]	0.65%	0.58%	0.46%	0.32%	0.21%
Portfolio turnover rate	57%	88%	63%	28%	49%	63%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2011	For the Year Ended October 31,
	(unaudited)	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of period	$6.74	$6.26	$4.96	$7.68	$7.84	$7.97
INVESTMENT OPERATIONS
Net investment income[1]	0.26	0.52	0.53	0.58	0.61	0.60
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.20	0.53	1.36	(2.47)	(0.09)	0.11
Total from investment operations	0.46	1.05	1.89	(1.89)	0.52	0.71
REDEMPTION FEES	—	0.00[2]	0.00[2]	0.00[2]	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.27)	(0.57)	(0.59)	(0.59)	(0.64)	(0.62)
Distributions from net realized gains	—	—	—	(0.24)	(0.04)	(0.22)
Total dividends and distributions	(0.27)	(0.57)	(0.59)	(0.83)	(0.68)	(0.84)
Net asset value, end of period	$6.93	$6.74	$6.26	$4.96	$7.68	$7.84
Total return[3]	7.02%	17.54%	41.36%	(27.08)%	6.74%	9.46%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$23,388	$20,492	$22,237	$21,004	$40,822	$53,929
Ratio of expenses to average net assets	0.95%[4]	1.11%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	7.73%[4]	8.00%	10.07%	8.72%	7.75%	7.76%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.68%[4]	0.61%	0.59%	0.47%	0.31%	0.21%
Portfolio turnover rate	57%	88%	63%	28%	49%	63%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2011	For the Year Ended October 31,
	(unaudited)	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of period	$6.74	$6.26	$4.95	$7.68	$7.83	$7.95
INVESTMENT OPERATIONS
Net investment income[1]	0.24	0.47	0.49	0.54	0.55	0.55
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.20	0.53	1.36	(2.49)	(0.09)	0.10
Total from investment operations	0.44	1.00	1.85	(1.95)	0.46	0.65
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.24)	(0.52)	(0.54)	(0.54)	(0.57)	(0.55)
Distributions from net realized gains	—	—	—	(0.24)	(0.04)	(0.22)
Total dividends and distributions	(0.24)	(0.52)	(0.54)	(0.78)	(0.61)	(0.77)
Net asset value, end of period	$6.94	$6.74	$6.26	$4.95	$7.68	$7.83
Total return[3]	6.71%	16.58%	40.55%	(27.77)%	6.01%	8.72%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$5,449	$7,283	$7,280	$6,901	$15,019	$22,787
Ratio of expenses to average net assets	1.70%[4]	1.86%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	7.02%[4]	7.25%	9.40%	7.96%	7.01%	7.01%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.70%[4]	0.61%	0.59%	0.47%	0.30%	0.21%
Portfolio turnover rate	57%	88%	63%	28%	49%	63%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2011	For the Year Ended October 31,
	(unaudited)	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of period	$6.75	$6.27	$4.96	$7.69	$7.84	$7.96
INVESTMENT OPERATIONS
Net investment income[1]	0.24	0.47	0.49	0.54	0.55	0.55
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.20	0.53	1.36	(2.49)	(0.09)	0.10
Total from investment operations	0.44	1.00	1.85	(1.95)	0.46	0.65
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.24)	(0.52)	(0.54)	(0.54)	(0.57)	(0.55)
Distributions from net realized gains	—	—	—	(0.24)	(0.04)	(0.22)
Total dividends and distributions	(0.24)	(0.52)	(0.54)	(0.78)	(0.61)	(0.77)
Net asset value, end of period	$6.95	$6.75	$6.27	$4.96	$7.69	$7.84
Total return[3]	6.71%	16.57%	40.46%	(27.72)%	6.02%	8.72%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$16,508	$17,695	$17,435	$14,282	$27,459	$38,114
Ratio of expenses to average net assets	1.70%[4]	1.86%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	7.01%[4]	7.25%	9.33%	7.98%	7.01%	7.01%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.69%[4]	0.61%	0.59%	0.46%	0.31%	0.21%
Portfolio turnover rate	57%	88%	63%	28%	49%	63%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
April 30, 2011 (unaudited)

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Fund was organized under the laws of the State of Delaware as a business trust on May 31, 1995. Effective June 3, 2011, the name of the Fund was changed from Credit Suisse High Income Fund.

The Fund offers four classes of shares: Common Class shares, Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares after 8 years. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Investments

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services,

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$69,662,716	$—	$69,662,716
Asset Backed Security	—	373,746	—	373,746
Bank Loans	—	4,619,447	—	4,619,447
Common Stocks	636,735	—	—	636,735
Preferred Stock	140,468	—	—	140,468
Warrant	—	4,810	—	4,810
Short-Term Investments	11,077,102	6,536,000	—	17,613,102
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(36,245)	—	(36,245)
	$11,854,305	$81,160,474	$—	$93,014,779

*Other financial instruments include futures, forwards and swap contracts.

The Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended April 30, 2011, there were no significant transfers in and out of Level 1 and Level 2. The only investment held by the Fund whose fair value was determined using Level 3 inputs had a value of $0 at April 30, 2011.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Fair Values of Derivative Instruments as of April 30, 2011

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Contracts	Net Assets - Unrealized Appreciation	$0	Liabilities - Unrealized Depreciation	$36,245	*

*Includes cumulative appreciation/depreciation of forward foreign currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$(47,112)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$(49,174)

The notional amount of forward foreign currency contracts at period end are reflected in the Notes to Financial Statements and the average volume of these open positions relative to the net assets is generally representative of open positions throughout the reporting period for the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2011, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)	Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized (Depreciation)
USD 325,042	GBP	200,000	07/14/11	Morgan Stanley	$(325,042)	$(333,281)	$(8,239)
USD 1,141,716	EUR	790,000	07/14/11	Morgan Stanley	(1,141,716)	(1,169,722)	(28,006)
							$(36,245)

Currency Abbreviations:
EUR - Euro Currency
GBP - British Pound
USD - United States Dollar

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 2. Significant Accounting Policies

investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2011, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $43,260, of which $6,144 was rebated to borrowers (brokers). The Fund retained $30,334 in income from the cash collateral investment, and SSB, as lending agent, was paid $6,782. Securities lending income is accrued as earned.

K) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) SUBSEQUENT EVENTS - In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2011, investment advisory fees earned and voluntarily waived were $268,461 and $262,180, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2011, co-administrative services fees earned by CSAMSI were $34,516.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2011, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $37,255.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. CSAMSI is currently paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. Common Class shares of the Fund are not subject to distribution fees.

For the six months ended April 30, 2011, CSAMSI and its affiliates advised the Fund that it retained $3,455 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2011, Merrill was paid $12,004 for its services by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 4. Line of Credit

Federal Funds rate or the Overnight LIBOR rate plus a spread. During the six months ended April 30, 2011, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$181,000	1.500%	$181,000

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2011, purchases and sales of investment securities (excluding short-term investments) were $42,357,180 and $45,284,562, respectively.

At April 30, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $89,957,760, $5,869,261, $(2,775,997) and $3,093,264, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Six Months Ended April 30, 2011 (unaudited)		For the Year Ended October 31, 2010
	Shares	Value	Shares	Value
Shares sold	625,018	$4,260,267	115,214	$762,027
Shares exchanged due to merger	—	—	4,493,884	28,998,037
Shares issued in reinvestment of dividends	185,870	1,260,967	61,415	408,089
Shares redeemed	(300,566)	(2,039,468)	(61,178)	(402,347)
Net increase	510,322	$3,481,766	4,609,335	$29,765,806

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 6. Capital Share Transactions

	Class A
	For the Six Months Ended April 30, 2011 (unaudited)		For the Year Ended October 31, 2010
	Shares	Value	Shares	Value
Shares sold	601,334	$4,119,502	514,531	$3,309,743
Shares issued in reinvestment of dividends	94,108	640,318	150,728	973,600
Shares redeemed	(359,811)	(2,452,327)	(1,176,878)	(7,725,044)
Net increase (decrease)	335,631	$2,307,493	(511,619)	$(3,441,701)
	Class B
	For the Six Months Ended April 30, 2011 (unaudited)		For the Year Ended October 31, 2010
	Shares	Value	Shares	Value
Shares sold	139,089	$947,973	152,868	$998,424
Shares issued in reinvestment of dividends	16,135	109,798	34,801	224,987
Shares redeemed	(449,465)	(3,070,660)	(270,694)	(1,743,417)
Net decrease	(294,241)	$(2,012,889)	(83,025)	$(520,006)
	Class C
	For the Six Months Ended April 30, 2011 (unaudited)		For the Year Ended October 31, 2010
	Shares	Value	Shares	Value
Shares sold	247,885	$1,685,528	260,273	$1,694,588
Shares issued in reinvestment of dividends	36,267	247,252	70,200	454,153
Shares redeemed	(527,291)	(3,575,815)	(491,557)	(3,175,026)
Net decrease	(243,139)	$(1,643,035)	(161,084)	$(1,026,285)

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 6. Capital Share Transactions

On April 30, 2011, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	1	90%
Class A	4	73%
Class B	4	75%
Class C	2	68%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Acquisition of Credit Suisse High Yield Fund

On August 27, 2010, Credit Suisse Floating Rate High Income Fund acquired all of the net assets of Credit Suisse High Yield Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Trustees on May 3, 2010. The purpose of the transaction was to combine two funds managed by Credit Suisse with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 4,493,884 Common shares of Credit Suisse Floating Rate High Income Fund for 3,321,931 Institutional shares of Credit Suisse High Yield Fund valued at $28,998,037. The investment portfolio of Credit Suisse High Yield Fund had a fair value at August 27, 2010 of $28,423,765 and identified cost of $28,896,540, which were the principal assets acquired by Credit Suisse Floating Rate High Income Fund. For financial reporting purposes, assets received and shares issued by Credit Suisse Floating Rate High Income Fund were recorded at fair value; however the cost basis of the investments received from Credit Suisse High Yield Fund were carried forward to align ongoing reporting of Credit Suisse Floating Rate High Income Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of Credit Suisse Floating Rate High Income Fund were $47,219,734.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2011 (unaudited)

Note 7. Acquisition of Credit Suisse High Yield Fund

Credit Suisse Floating Rate High Income Fund pro forma results of operations for the year ended October 31, 2010 are as follows:

Net investment income	$5,779,075[1]
Net gain from investments and foreign currency related item	5,531,555[2]
Net increase in net assets resulting from operations	$11,310,630

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of net investment income and net gain on investments of Credit Suisse High Yield Fund that have been included in Credit Suisse Floating Rate High Income Fund's statement of operations since August 27, 2010.

1  $4,086,587 as reported, plus $1,598,188 for Credit Suisse High Yield Fund, premerger, plus $94,300 of pro-forma gross expenses eliminated.

2  $5,107,671 as reported, plus $423,884 for Credit Suisse High Yield Fund, respectively, premerger.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees (the "Board") of the Credit Suisse Floating Rate High Income Fund (the "Fund"), including a majority of the Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 15 and 16, 2010, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million ("Contractual Advisory Fee") for the Fund, in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.06% paid by the Fund after taking waivers and breakpoints into account ("Net Advisory Fee") as of September 30, 2010. The Board acknowledged that voluntary fee waivers could be discontinued at any time. The Board noted that Credit Suisse recently increased the voluntary fee waiver in connection with the reorganization of the High Yield Fund into the Fund.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether the breakpoints in the Fund's advisory fee structure were appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to affiliates of Credit Suisse for co-administration and distribution services.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  Although the combined Contractual Advisory Fee and co-administration fee were above the median of the Expense Group, the fees were reasonable, recognizing that the Net Advisory Fee was among the lowest of the Expense Group.

•  The Fund's performance was at or above the median of its Performance Group for the one, two, four, five and ten year periods, and was above the median of its Performance Universe for all periods. The Board noted the changes to the Fund during the past year, including the reorganization of the High Yield Fund into the Floating Rate High Income Fund.

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of,

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund, and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  The Fund's current fee structure was considered reasonable in light of the fee waivers, the Net Advisory Fee and the existence of breakpoints, which enable shareholders to share in economies of scale as the Fund grows.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 2, 2011.

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  FLHI-SAR-0411

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 6, 2011

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 6, 2011